Gains and Losses (Realized and Unrealized) Included in Earnings for Level 3 Assets and Liabilities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Other Income	$ (6,000,000)	$ (4,000,000)
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings	(43,000)	(24,000)	(28,000)
Fair Value Assets And Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss Total	(25,000)	(21,000)	(12,000)
Segment, Discontinued Operations [Member]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Other Income	0	0	1,000,000
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Other Income	0	0	0
Other Fee Revenue [Member] | Segment, Continuing Operations [Member]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Other Income	(37,000,000)	(23,000,000)	(31,000,000)
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Other Income	(20,000,000)	(17,000,000)	(18,000,000)
Trading Gains Losses [Member] | Segment, Continuing Operations [Member]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Trading Revenue	0	3,000,000	2,000,000
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Trading Revenue	1,000,000	0	6,000,000
F D I C Loss Share Expense Income [Member] | Segment, Continuing Operations [Member]
Fair Value, Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Gain (Loss) Included in Other Income	(6,000,000)	(4,000,000)	0
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss) Included in Other Income	$ (6,000,000)	$ (4,000,000)	$ 0